Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
Putnam Retirement Income Fund Lifestyle 3
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund summary
Objective [Heading]		rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Putnam Retirement Income Fund Lifestyle 3 seeks current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Its secondary objective is capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 25 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 53%.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 25 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]		rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s asset allocation strategy may be attractive to investors who are in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations between fixed-income and equity investments from time to time within a certain range to try to optimize the fund’s performance consistent with its goal.

The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range

Equity	40%	5-50%
Fixed Income	60%	50-95%

We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 700 Fund, which is another Putnam mutual fund and referred to as an underlying fund. We may invest without limit in bonds that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have short- to long-term maturities. We also invest in other fixed-income securities, such as mortgage-backed investments, and invest in money market securities or affiliated money market or short-term investment funds for cash management. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of companies of any size. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments, and, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments.

We may also select other investments that do not fall within these asset classes. We may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The typical allocation and the range of allowable allocation of the fund’s assets in the underlying fund that we currently expect are shown below.

Underlying fund	Permitted investments	Typical allocation	Range

Putnam Absolute Return 700 Fund	Equities, fixed income, alternative investments, derivatives	10%	0-25%

			For purposes of measuring the fund’s allocations to fixed-income and equity investments, we regard Putnam Absolute Return 700 Fund as an equity investment. The fund’s remaining assets are invested in other securities, as described above.
Risk [Heading]		rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund and the underlying fund bear the following risks. Our allocation of assets among asset classes and the underlying fund may hurt performance.

The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

			The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.
Risk Lose Money [Text]		rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. However, prior to becoming Putnam Retirement Income Fund Lifestyle 3 on June 16, 2011, the fund (as Putnam Income Strategies Fund) did not invest in the underlying fund; had it done so, the performance information below may have differed. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Year-to-date performance through 3/31/15	1.86%
Best calendar quarter Q2 2009	16.45%
Worst calendar quarter Q4 2008	-18.53%

Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.86%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.45%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.53%)
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/14)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

			Class B share performance reflects conversion to class A shares after eight years.
Putnam Retirement Income Fund Lifestyle 3 | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.87%
Expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.11%
1 year		rr_ExpenseExampleYear01	$ 509
3 years		rr_ExpenseExampleYear03	893
5 years		rr_ExpenseExampleYear05	1,303
10 years		rr_ExpenseExampleYear10	$ 2,443
2005		rr_AnnualReturn2005	1.83%
2006		rr_AnnualReturn2006	10.91%
2007		rr_AnnualReturn2007	2.39%
2008		rr_AnnualReturn2008	(27.28%)
2009		rr_AnnualReturn2009	33.82%
2010		rr_AnnualReturn2010	10.06%
2011		rr_AnnualReturn2011	(1.81%)
2012		rr_AnnualReturn2012	11.89%
2013		rr_AnnualReturn2013	10.95%
2014		rr_AnnualReturn2014	6.03%
1 year		rr_AverageAnnualReturnYear01	1.79%
5 years		rr_AverageAnnualReturnYear05	6.43%
10 years		rr_AverageAnnualReturnYear10	4.39%
Putnam Retirement Income Fund Lifestyle 3 | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[3]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees		rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.62%
Expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.86%
1 year		rr_ExpenseExampleYear01	$ 689
3 years		rr_ExpenseExampleYear03	1,042
5 years		rr_ExpenseExampleYear05	1,522
10 years		rr_ExpenseExampleYear10	2,714
1 year		rr_ExpenseExampleNoRedemptionYear01	189
3 years		rr_ExpenseExampleNoRedemptionYear03	742
5 years		rr_ExpenseExampleNoRedemptionYear05	1,322
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,714
1 year		rr_AverageAnnualReturnYear01	0.19%
5 years		rr_AverageAnnualReturnYear05	6.18%
10 years		rr_AverageAnnualReturnYear10	4.19%
Putnam Retirement Income Fund Lifestyle 3 | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.62%
Expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.86%
1 year		rr_ExpenseExampleYear01	$ 289
3 years		rr_ExpenseExampleYear03	742
5 years		rr_ExpenseExampleYear05	1,322
10 years		rr_ExpenseExampleYear10	2,898
1 year		rr_ExpenseExampleNoRedemptionYear01	189
3 years		rr_ExpenseExampleNoRedemptionYear03	742
5 years		rr_ExpenseExampleNoRedemptionYear05	1,322
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,898
1 year		rr_AverageAnnualReturnYear01	4.09%
5 years		rr_AverageAnnualReturnYear05	6.48%
10 years		rr_AverageAnnualReturnYear10	4.02%
Putnam Retirement Income Fund Lifestyle 3 | Class M
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	0.40%
Management fees		rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.12%
Expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.36%
1 year		rr_ExpenseExampleYear01	$ 459
3 years		rr_ExpenseExampleYear03	896
5 years		rr_ExpenseExampleYear05	1,360
10 years		rr_ExpenseExampleYear10	$ 2,639
1 year		rr_AverageAnnualReturnYear01	2.26%
5 years		rr_AverageAnnualReturnYear05	6.25%
10 years		rr_AverageAnnualReturnYear10	4.02%
Putnam Retirement Income Fund Lifestyle 3 | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.12%
Expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.36%
1 year		rr_ExpenseExampleYear01	$ 138
3 years		rr_ExpenseExampleYear03	591
5 years		rr_ExpenseExampleYear05	1,069
10 years		rr_ExpenseExampleYear10	$ 2,392
1 year		rr_AverageAnnualReturnYear01	5.78%
5 years		rr_AverageAnnualReturnYear05	6.99%
10 years		rr_AverageAnnualReturnYear10	4.55%
Putnam Retirement Income Fund Lifestyle 3 | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets
Other expenses		rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.62%
Expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	0.86%
1 year		rr_ExpenseExampleYear01	$ 88
3 years		rr_ExpenseExampleYear03	437
5 years		rr_ExpenseExampleYear05	810
10 years		rr_ExpenseExampleYear10	$ 1,858
1 year		rr_AverageAnnualReturnYear01	6.25%
5 years		rr_AverageAnnualReturnYear05	7.57%
10 years		rr_AverageAnnualReturnYear10	5.06%
Putnam Retirement Income Fund Lifestyle 3 | after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	0.82%
5 years		rr_AverageAnnualReturnYear05	5.62%
10 years		rr_AverageAnnualReturnYear10	3.05%
Putnam Retirement Income Fund Lifestyle 3 | after taxes on distributions and sale of fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	1.14%
5 years		rr_AverageAnnualReturnYear05	4.77%
10 years		rr_AverageAnnualReturnYear10	2.92%
Putnam Retirement Income Fund Lifestyle 3 | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	5.97%
5 years		rr_AverageAnnualReturnYear05	4.45%
10 years		rr_AverageAnnualReturnYear10	4.71%
Putnam Retirement Income Fund Lifestyle 3 | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	13.69%
5 years		rr_AverageAnnualReturnYear05	15.45%
10 years		rr_AverageAnnualReturnYear10	7.67%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.